Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2018
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Data (Unaudited)

NOTE 23 - QUARTERLY FINANCIAL DATA (UNAUDITED)

	Interest Income	Net Interest Income	Net Income (Loss)	Basic Earnings (loss) per Common Share	Diluted Earnings (loss) per Common Share
2018
First quarter (1)(2)	$15,924	$14,772	$6,989	$0.65	$0.55
Second quarter (3)(4)(5)	16,160	14,766	3,014	0.26	0.24
Third quarter (5)(6)	17,886	15,824	(3,433)	(0.31)	(0.31)
Fourth quarter (6)	23,707	20,745	7,569	0.48	0.45
2017
First quarter (2)(7)	$13,692	$12,892	$4,635	$0.47	$0.40
Second quarter (8)(9)	14,228	13,367	3,596	0.32	0.29
Third quarter (8)	14,836	13,680	3,660	0.33	0.29
Fourth quarter (8)(10)	15,838	14,563	3,981	0.36	0.30

(1)	Interest income and net interest income increased due to volume and rate increases on interest-bearing deposits in other banks.
(2)	Net income increased due to fees on tax refund processing program.
(3)	Interest income increased due to increases in loan volume and rate.
(4)	Net interest income decreased due to increased volume and rate on FHLB overnight borrowings.
(5)	Net income decreased due to merger related expenses.
(6)	Interest income and net interest income increased due to increased volume in earning assets.
(7)	Interest income and net interest income increased due to loan volume and rate and volume on interest-bearing deposits in other banks.
(8)	Interest income and net interest income increased due to increases in loan volume and rate.
(9)	Net income decreased due to a decrease in fees on the tax refund processing program.
(10)	Interest income and net interest income increased due to interest recoveries on non-performing loans.